LEASES - Operating Lease Liabilities Maturities (Details) - Vimeo Inc. - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
2021	$ 682,000
2022	598,000
2023	456,000
Total	1,736,000
Less: Interest	67,000
Present value of lease liabilities	1,669,000	$ 4,581,000
Lease payments for leases signed but not yet commenced	$ 0